SUPPLEMENT Dated August 18, 2009
To The Current Prospectus For

ING GoldenSelect Access One
ING GoldenSelect Granite PrimElite
ING PrimElite

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Accounts B or EQ

The purpose of this supplement is:

  To notify you of forthcoming reorganizations involving certain investment portfolios currently available under your variable annuity contract; and
  To make available additional investment portfolios to facilitate the reorganizations.

PLEASE NOTE: These new investment portfolios will not be available under your variable annuity contract until a date near in time to the effective date of the reorganizations.

If you have any questions, or want to give us alternative allocation instructions, please call our Customer Service Center at 1-800-366-0066.

PLEASE READ THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

NOTICE OF REORGANIZATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Disappearing Portfolios will reorganize into and become part of the investment portfolios indicated as Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING LifeStyle Aggressive Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (ADV Class)
ING LifeStyle Moderate Portfolio (Class S)	ING Retirement Moderate Portfolio (ADV Class)

Important Information Regarding Reorganizations:

These reorganizations will be administered pursuant to an agreement, which has been approved by the board of trustees of the Disappearing Portfolios. The reorganization agreement will also be subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganizations will take place after the close of business on October 23, 2009, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

GW – Sep Acct B or EQ – 154357	1 of 2	08/2009

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio.

References in the prospectus to the Disappearing Portfolios are hereby deleted, effective on and after October 26, 2009.

ADDITIONAL INVESTMENT PORTFOLIOS

Effective on and after October 26, 2009, the following additional investment portfolios will be available under your Contract –with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
ING Retirement Growth Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a level
	ING Investment Management Co.	of risk that can be expected to be
greater than that of ING Retirement
Moderate Growth Portfolio.

ING Retirement Moderate Growth	Investment Adviser: Directed	Seeks a high level of total return
Portfolio (ADV Class)	Services, LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a level
	ING Investment Management Co.	of risk that can be expected to be
greater than that of ING Retirement
Moderate Portfolio but less than that
of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a level
	ING Investment Management Co.	of risk that can be expected to be
greater than that of ING Retirement
Conservative Portfolio but less than
that of ING Retirement Moderate
Growth Portfolio.

GW – Sep Acct B or EQ – 154357	2 of 2	08/2009